Borrowings - Debt Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings Repayment Schedule / Total
Principal repayments of the borrowings	$ 2,588,016
Not later than one year
Borrowings Repayment Schedule / Total
Principal repayments of the borrowings	188,167
Later than one year and not later than three years
Borrowings Repayment Schedule / Total
Principal repayments of the borrowings	631,834
Later than three years and not later than five years
Borrowings Repayment Schedule / Total
Principal repayments of the borrowings	1,407,353
Later than five years
Borrowings Repayment Schedule / Total
Principal repayments of the borrowings	$ 360,662
Weighted average
Borrowings Repayment Schedule / Total
Interest rate	4.14%	3.54%